UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin U.S. Large Cap Equity Fund
Class FI [LMUSX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$112	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class FI shares of Franklin U.S. Large Cap Equity Fund returned 13.61%. The Fund compares its performance to the Russell 1000 Index, which returned 14.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sector allocation was the leading contributor to relative performance for the period, especially an overweight to communication services and an underweight to real estate.
↑	Stock selection was notably strong across most sectors, especially health care.
↑	Overweighting Alphabet, AppLovin and Newmont Corporation, all outperformed the benchmark for the year, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative return in the information technology and industrials sectors.
↓	An overweight to the consumer staples sector, which had a negative return in the benchmark, detracted from relative return for the period.
↓	Underweighting Broadcom and overweighting Allison Transmission Holdings were the leading detractors at the security level. Owning Pilgrim’s Pride Corporation, not in the benchmark, also detracted.
Franklin U.S. Large Cap Equity Fund	PAGE 1	7969-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class FI	13.61	16.02	13.47
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Index	14.09	14.53	14.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$445,185,150
Total Number of Portfolio Holdings	118
Total Management Fee Paid	$2,250,509
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Equity Fund	PAGE 2	7969-ATSR-0126

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD ceased to serve as a portfolio manager of the Fund and Brett Risser joined the Fund’s portfolio management team.
This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Large Cap Equity Fund	PAGE 3	7969-ATSR-0126

Franklin U.S. Large Cap Equity Fund
Class I [LMTIX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class I shares of Franklin U.S. Large Cap Equity Fund returned 13.87%. The Fund compares its performance to the Russell 1000 Index, which returned 14.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sector allocation was the leading contributor to relative performance for the period, especially an overweight to communication services and an underweight to real estate.
↑	Stock selection was notably strong across most sectors, especially health care.
↑	Overweighting Alphabet, AppLovin and Newmont Corporation, all outperformed the benchmark for the year, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative return in the information technology and industrials sectors.
↓	An overweight to the consumer staples sector, which had a negative return in the benchmark, detracted from relative return for the period.
↓	Underweighting Broadcom and overweighting Allison Transmission Holdings were the leading detractors at the security level. Owning Pilgrim’s Pride Corporation, not in the benchmark, also detracted.
Franklin U.S. Large Cap Equity Fund	PAGE 1	7971-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class I	13.87	16.21	13.71
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Index	14.09	14.53	14.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$445,185,150
Total Number of Portfolio Holdings	118
Total Management Fee Paid	$2,250,509
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Equity Fund	PAGE 2	7971-ATSR-0126

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD ceased to serve as a portfolio manager of the Fund and Brett Risser joined the Fund’s portfolio management team.
This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Large Cap Equity Fund	PAGE 3	7971-ATSR-0126

Franklin U.S. Large Cap Equity Fund
Class IS [LMISX]
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$75	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class IS shares of Franklin U.S. Large Cap Equity Fund returned 14.01%. The Fund compares its performance to the Russell 1000 Index, which returned 14.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sector allocation was the leading contributor to relative performance for the period, especially an overweight to communication services and an underweight to real estate.
↑	Stock selection was notably strong across most sectors, especially health care.
↑	Overweighting Alphabet, AppLovin and Newmont Corporation, all outperformed the benchmark for the year, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative return in the information technology and industrials sectors.
↓	An overweight to the consumer staples sector, which had a negative return in the benchmark, detracted from relative return for the period.
↓	Underweighting Broadcom and overweighting Allison Transmission Holdings were the leading detractors at the security level. Owning Pilgrim’s Pride Corporation, not in the benchmark, also detracted.
Franklin U.S. Large Cap Equity Fund	PAGE 1	7972-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class IS	14.01	16.33	13.78
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Index	14.09	14.53	14.38
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$445,185,150
Total Number of Portfolio Holdings	118
Total Management Fee Paid	$2,250,509
Portfolio Turnover Rate	52%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Equity Fund	PAGE 2	7972-ATSR-0126

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD ceased to serve as a portfolio manager of the Fund and Brett Risser joined the Fund’s portfolio management team.
This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Large Cap Equity Fund	PAGE 3	7972-ATSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending November 30, 2024 and November 30, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $73,429 in November 30, 2024 and $74,163 in November 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in November 30, 2024 and $0 in November 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $20,000 in November 30, 2024 and $20,000 in November 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in November 30, 2024 and $0 in November 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $811,835 in November 30, 2024 and $870,024 in November 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Large Cap Equity Fund
Financial Statements and Other Important Information
Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
November 30, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 11.2%
Diversified Telecommunication Services — 1.3%
AT&T Inc.	125,538	$3,266,499
Verizon Communications Inc.	57,960	2,382,735
Total Diversified Telecommunication Services		5,649,234
Entertainment — 1.6%
Electronic Arts Inc.	8,815	1,780,895
Netflix Inc.	51,321	5,521,113 *
Total Entertainment		7,302,008
Interactive Media & Services — 7.6%
Alphabet Inc., Class A Shares	36,738	11,762,773
Alphabet Inc., Class C Shares	30,681	9,821,601
Meta Platforms Inc., Class A Shares	19,059	12,349,279
Total Interactive Media & Services		33,933,653
Media — 0.7%
Comcast Corp., Class A Shares	108,233	2,888,739

Total Communication Services		49,773,634
Consumer Discretionary — 12.0%
Automobiles — 3.0%
Ford Motor Co.	205,880	2,734,086
General Motors Co.	52,161	3,834,877
Tesla Inc.	15,627	6,722,267 *
Total Automobiles		13,291,230
Broadline Retail — 3.7%
Amazon.com Inc.	59,860	13,960,549 *
Macy’s Inc.	106,495	2,381,228
Total Broadline Retail		16,341,777
Diversified Consumer Services — 0.5%
ADT Inc.	247,636	2,042,997
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings Inc.	615	3,022,534
Boyd Gaming Corp.	5,399	449,737
Expedia Group Inc.	9,656	2,468,943
Total Hotels, Restaurants & Leisure		5,941,214
Specialty Retail — 2.4%
Home Depot Inc.	9,063	3,234,766
Lowe’s Cos. Inc.	12,280	2,977,654
TJX Cos. Inc.	17,204	2,613,632
Ulta Beauty Inc.	3,335	1,796,998 *
Total Specialty Retail		10,623,050
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.	30,475	$2,589,766 *
Tapestry Inc.	22,555	2,464,810
Total Textiles, Apparel & Luxury Goods		5,054,576

Total Consumer Discretionary		53,294,844
Consumer Staples — 5.6%
Beverages — 0.2%
Boston Beer Co. Inc., Class A Shares	3,638	708,682 *
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	735	671,489
Dollar General Corp.	6,716	735,335
Dollar Tree Inc.	25,519	2,827,760 *
Kroger Co.	41,154	2,768,841
Walmart Inc.	56,284	6,219,945
Total Consumer Staples Distribution & Retail		13,223,370
Food Products — 0.5%
Archer-Daniels-Midland Co.	38,497	2,338,308
Household Products — 1.2%
Colgate-Palmolive Co.	23,780	1,911,674
Procter & Gamble Co.	24,772	3,670,220
Total Household Products		5,581,894
Tobacco — 0.7%
Altria Group Inc.	51,093	3,014,998

Total Consumer Staples		24,867,252
Energy — 1.5%
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	104,547	2,610,538
Devon Energy Corp.	70,144	2,599,537
Exxon Mobil Corp.	14,550	1,686,636

Total Energy		6,896,711
Financials — 11.8%
Banks — 3.1%
Bank of America Corp.	21,257	1,140,438
Citigroup Inc.	38,794	4,019,058
JPMorgan Chase & Co.	18,700	5,854,596
Wells Fargo & Co.	34,614	2,971,612
Total Banks		13,985,704
Capital Markets — 3.3%
Bank of New York Mellon Corp.	33,813	3,790,438
Goldman Sachs Group Inc.	5,472	4,520,091
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Morgan Stanley	14,667	$2,488,403
SEI Investments Co.	24,737	2,000,234
State Street Corp.	14,114	1,679,848
Total Capital Markets		14,479,014
Financial Services — 4.9%
Berkshire Hathaway Inc., Class B Shares	9,879	5,075,929 *
Mastercard Inc., Class A Shares	9,599	5,284,537
MGIC Investment Corp.	82,461	2,337,769
PayPal Holdings Inc.	34,137	2,140,049
Visa Inc., Class A Shares	18,198	6,086,139
Western Union Co.	91,382	803,248
Total Financial Services		21,727,671
Insurance — 0.5%
American International Group Inc.	31,128	2,370,709

Total Financials		52,563,098
Health Care — 11.3%
Biotechnology — 5.3%
AbbVie Inc.	25,546	5,816,824
Alnylam Pharmaceuticals Inc.	1,010	455,742 *
Amgen Inc.	9,036	3,121,577
Biogen Inc.	8,710	1,586,004 *
Exelixis Inc.	65,030	2,872,375 *
Gilead Sciences Inc.	27,797	3,497,974
Halozyme Therapeutics Inc.	38,577	2,754,398 *
Regeneron Pharmaceuticals Inc.	4,447	3,469,505
Total Biotechnology		23,574,399
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	26,413	3,404,636
IDEXX Laboratories Inc.	4,117	3,099,607 *
Total Health Care Equipment & Supplies		6,504,243
Health Care Providers & Services — 2.1%
Cardinal Health Inc.	15,190	3,224,229
HCA Healthcare Inc.	6,185	3,143,774
McKesson Corp.	3,620	3,189,654
Total Health Care Providers & Services		9,557,657
Life Sciences Tools & Services — 0.5%
Medpace Holdings Inc.	3,491	2,068,278 *
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	43,960	2,162,832
Eli Lilly & Co.	2,440	2,624,147
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Johnson & Johnson	6,673	$1,380,777
Pfizer Inc.	94,398	2,429,805
Total Pharmaceuticals		8,597,561

Total Health Care		50,302,138
Industrials — 7.5%
Aerospace & Defense — 2.5%
General Dynamics Corp.	8,401	2,870,034
General Electric Co.	17,458	5,210,340
L3Harris Technologies Inc.	3,074	856,693
Lockheed Martin Corp.	3,791	1,735,747
RTX Corp.	2,794	488,699
Total Aerospace & Defense		11,161,513
Building Products — 0.5%
Allegion PLC	11,868	1,970,444
Ground Transportation — 1.9%
Lyft Inc., Class A Shares	120,528	2,534,704 *
Ryder System Inc.	17,331	3,001,902
Uber Technologies Inc.	33,470	2,929,964 *
Total Ground Transportation		8,466,570
Machinery — 1.1%
Caterpillar Inc.	5,628	3,240,377
Oshkosh Corp.	13,703	1,756,451
Total Machinery		4,996,828
Passenger Airlines — 0.5%
United Airlines Holdings Inc.	23,445	2,390,452 *
Trading Companies & Distributors — 1.0%
Fastenal Co.	45,129	1,823,212
Ferguson Enterprises Inc.	10,571	2,660,403
Total Trading Companies & Distributors		4,483,615

Total Industrials		33,469,422
Information Technology — 34.0%
Communications Equipment — 0.8%
Cisco Systems Inc.	45,952	3,535,547
IT Services — 0.4%
VeriSign Inc.	7,155	1,802,988
Semiconductors & Semiconductor Equipment — 12.9%
Advanced Micro Devices Inc.	2,209	480,524 *
Broadcom Inc.	25,600	10,315,776
Cirrus Logic Inc.	10,037	1,207,853 *
Lam Research Corp.	22,487	3,507,972
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc.	19,807	$4,683,959
NVIDIA Corp.	180,898	32,018,946
QUALCOMM Inc.	19,758	3,321,122
Skyworks Solutions Inc.	28,607	1,886,632
Total Semiconductors & Semiconductor Equipment		57,422,784
Software — 12.4%
Adobe Inc.	8,947	2,864,203 *
AppLovin Corp., Class A Shares	5,790	3,470,989 *
DocuSign Inc.	27,198	1,886,181 *
Dropbox Inc., Class A Shares	86,446	2,583,007 *
Intuit Inc.	4,526	2,869,846
Microsoft Corp.	57,582	28,330,920
Oracle Corp.	3,317	669,868
Palantir Technologies Inc., Class A Shares	26,058	4,389,470 *
Pegasystems Inc.	44,388	2,431,131
RingCentral Inc., Class A Shares	81,634	2,305,344 *
ServiceNow Inc.	1,191	967,581 *
Zoom Communications Inc., Class A Shares	28,069	2,384,742 *
Total Software		55,153,282
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	107,802	30,060,588
Western Digital Corp.	19,946	3,257,780
Total Technology Hardware, Storage & Peripherals		33,318,368

Total Information Technology		151,232,969
Materials — 2.8%
Chemicals — 1.0%
CF Industries Holdings Inc.	26,474	2,083,504
Corteva Inc.	33,948	2,290,471
Total Chemicals		4,373,975
Containers & Packaging — 0.5%
Crown Holdings Inc.	21,341	2,066,449
Metals & Mining — 1.3%
Anglogold Ashanti PLC	22,826	1,955,732
Newmont Corp.	43,584	3,954,376
Total Metals & Mining		5,910,108

Total Materials		12,350,532
Real Estate — 0.4%
Specialized REITs — 0.4%
VICI Properties Inc.	70,123	2,020,945
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 0.8%
Electric Utilities — 0.5%
NRG Energy Inc.		14,868	$2,519,977
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Corp.		985	388,356 *
Vistra Corp.		4,463	798,252
Total Independent Power and Renewable Electricity Producers			1,186,608

Total Utilities			3,706,585
Total Investments before Short-Term Investments (Cost — $303,963,444)			440,478,130
	Rate
Short-Term Investments — 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,687,305)	3.870%	4,687,305	4,687,305 (a)
Total Investments — 100.0% (Cost — $308,650,749)			445,165,435
Other Assets in Excess of Liabilities — 0.0%††			19,715
Total Net Assets — 100.0%			$445,185,150

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments, at value (Cost — $308,650,749)	$445,165,435
Cash	69,396
Dividends receivable	324,392
Receivable for Fund shares sold	1,235
Prepaid expenses	20,864
Total Assets	445,581,322
Liabilities:
Investment management fee payable	207,009
Payable for securities purchased	69,396
Fund accounting fees payable	58,845
Audit and tax fees payable	37,866
Trustees’ fees payable	94
Service and/or distribution fees payable	17
Accrued expenses	22,945
Total Liabilities	396,172
Total Net Assets	$445,185,150
Net Assets:
Par value (Note 7)	$157
Paid-in capital in excess of par value	283,588,818
Total distributable earnings (loss)	161,596,175
Total Net Assets	$445,185,150
Net Assets:
Class FI	$82,550
Class I	$1,608,984
Class IS	$443,493,616
Shares Outstanding:
Class FI	2,913
Class I	57,135
Class IS	15,688,530
Net Asset Value:
Class FI (and redemption price)	$28.34
Class I (and redemption price)	$28.16
Class IS (and redemption price)	$28.27
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Statement of Operations
For the Year Ended November 30, 2025

Investment Income:
Dividends	$4,537,576
Expenses:
Investment management fee (Note 2)	2,499,222
Fund accounting fees	70,458
Registration fees	57,752
Legal fees	41,374
Audit and tax fees	41,366
Trustees’ fees	17,517
Shareholder reports	3,939
Commitment fees (Note 8)	3,164
Transfer agent fees (Notes 2 and 5)	1,937
Insurance	1,454
Custody fees	1,021
Service and/or distribution fees (Notes 2 and 5)	243
Miscellaneous expenses	10,046
Total Expenses	2,749,493
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(248,713)
Net Expenses	2,500,780
Net Investment Income	2,036,796
Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	24,436,423
Futures contracts	107,737
Net Realized Gain	24,544,160
Change in Net Unrealized Appreciation (Depreciation) From Investments	27,103,302
Net Gain on Investments and Futures Contracts	51,647,462
Increase in Net Assets From Operations	$53,684,258
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended November 30,	2025	2024
Operations:
Net investment income	$2,036,796	$1,356,000
Net realized gain	24,544,160	14,583,800
Change in net unrealized appreciation (depreciation)	27,103,302	70,133,718
Increase in Net Assets From Operations	53,684,258	86,073,518
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,468,829)	(4,473,281)
Decrease in Net Assets From Distributions to Shareholders	(15,468,829)	(4,473,281)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	85,520,806	114,655,763
Reinvestment of distributions	15,468,509	4,471,184
Cost of shares repurchased	(43,712,691)	(32,223,852)
Increase in Net Assets From Fund Share Transactions	57,276,624	86,903,095
Increase in Net Assets	95,492,053	168,503,332
Net Assets:
Beginning of year	349,693,097	181,189,765
End of year	$445,185,150	$349,693,097
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$26.00	$19.01	$17.92	$24.84	$19.80
Income (loss) from operations:
Net investment income	0.06	0.05	0.10	0.15	0.03
Net realized and unrealized gain (loss)	3.33	7.34	2.20	(2.42)	6.23
Total income (loss) from operations	3.39	7.39	2.30	(2.27)	6.26
Less distributions from:
Net investment income	(0.02)	(0.10)	(0.15)	—	(0.15)
Net realized gains	(1.03)	(0.30)	(1.06)	(4.65)	(1.07)
Total distributions	(1.05)	(0.40)	(1.21)	(4.65)	(1.22)
Net asset value, end of year	$28.34	$26.00	$19.01	$17.92	$24.84
Total return[2]	13.61%	39.60%	13.36%	(11.74)%	32.51%
Net assets, end of year (000s)	$83	$89	$97	$79	$152
Ratios to average net assets:
Gross expenses	1.24%	1.33%	1.27%	0.84%	2.71%
Net expenses[3,4]	1.05	1.05	1.05	0.71	1.05
Net investment income	0.22	0.21	0.55	0.79	0.14
Portfolio turnover rate	52%	49%	25%	67%[5]	38%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$25.85	$18.90	$17.77	$24.71	$19.72
Income (loss) from operations:
Net investment income	0.12	0.10	0.13	0.13	0.09
Net realized and unrealized gain (loss)	3.31	7.30	2.21	(2.42)	6.18
Total income (loss) from operations	3.43	7.40	2.34	(2.29)	6.27
Less distributions from:
Net investment income	(0.09)	(0.15)	(0.15)	—	(0.21)
Net realized gains	(1.03)	(0.30)	(1.06)	(4.65)	(1.07)
Total distributions	(1.12)	(0.45)	(1.21)	(4.65)	(1.28)
Net asset value, end of year	$28.16	$25.85	$18.90	$17.77	$24.71
Total return[2]	13.87%	39.96%	13.69%	(11.92)%	32.78%
Net assets, end of year (000s)	$1,609	$983	$448	$63	$83
Ratios to average net assets:
Gross expenses	0.89%	0.93%	0.93%	0.91%	1.29%
Net expenses[3,4]	0.80	0.80	0.80	0.79	0.80
Net investment income	0.47	0.45	0.74	0.72	0.38
Portfolio turnover rate	52%	49%	25%	67%[5]	38%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$25.93	$18.96	$17.81	$24.73	$19.73
Income (loss) from operations:
Net investment income	0.14	0.12	0.16	0.17	0.09
Net realized and unrealized gain (loss)	3.33	7.31	2.21	(2.44)	6.21
Total income (loss) from operations	3.47	7.43	2.37	(2.27)	6.30
Less distributions from:
Net investment income	(0.10)	(0.16)	(0.16)	—	(0.23)
Net realized gains	(1.03)	(0.30)	(1.06)	(4.65)	(1.07)
Total distributions	(1.13)	(0.46)	(1.22)	(4.65)	(1.30)
Net asset value, end of year	$28.27	$25.93	$18.96	$17.81	$24.73
Total return[2]	14.01%	40.04%	13.83%	(11.81)%	32.93%
Net assets, end of year (millions)	$443	$349	$181	$195	$191
Ratios to average net assets:
Gross expenses	0.77%	0.79%	0.82%	0.83%	0.75%
Net expenses[3,4]	0.70	0.70	0.70	0.70	0.70
Net investment income	0.57	0.55	0.91	0.93	0.40
Portfolio turnover rate	52%	49%	25%	67%[5]	38%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$440,478,130	—	—	$440,478,130
Short-Term Investments†	4,687,305	—	—	4,687,305
Total Investments	$445,165,435	—	—	$445,165,435

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(1,185,720)	$1,185,720
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $248,713.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $488 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of November 30, 2025, Franklin Resources and its affiliates owned 100% of the Fund.
3. Investments
During the year ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$227,226,134
Sales	186,137,330
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$309,201,154	$141,342,411	$(5,378,130)	$135,964,281
4. Derivative instruments and hedging activities
At November 30, 2025, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended November 30, 2025. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$107,737
During the year ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$97,921

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

*	Based on the average of the daily market values during the period.
†	At November 30, 2025, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$243	$219
Class I	—	1,450
Class IS	—	268
Total	$243	$1,937
For the year ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$187
Class I	1,084
Class IS	247,442
Total	$248,713
6. Distributions to shareholders by class

	Year Ended November 30, 2025	Year Ended November 30, 2024
Net Investment Income:
Class FI	$82	$493
Class I	3,388	3,566
Class IS	1,400,712	1,545,956
Total	$1,404,182	$1,550,015
Net Realized Gains:
Class FI	$3,895	$1,525
Class I	41,044	7,291
Class IS	14,019,708	2,914,450
Total	$14,064,647	$2,923,266
7. Shares of beneficial interest
At November 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class FI
Shares sold	3,305	$78,320	100	$2,239
Shares issued on reinvestment	159	3,977	68	1,330
Shares repurchased	(3,987)	(102,863)	(1,840)	(36,304)
Net decrease	(523)	$(20,566)	(1,672)	$(32,735)
Class I
Shares sold	36,043	$908,797	24,597	$539,631
Shares issued on reinvestment	1,790	44,432	484	9,448
Shares repurchased	(18,740)	(471,419)	(10,760)	(214,696)
Net increase	19,093	$481,810	14,321	$334,383
Class IS
Shares sold	3,377,103	$84,533,689	5,106,036	$114,113,893
Shares issued on reinvestment	618,729	15,420,100	228,720	4,460,406
Shares repurchased	(1,749,605)	(43,138,409)	(1,421,757)	(31,972,852)
Net increase	2,246,227	$56,815,380	3,912,999	$86,601,447
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended November 30, 2025.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended November 30, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$7,165,802	$1,907,073
Net long-term capital gains	8,303,027	2,566,208
Total distributions paid	$15,468,829	$4,473,281
As of November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$6,000,897
Undistributed long-term capital gains — net	19,630,997
Total undistributed earnings	$25,631,894
Unrealized appreciation (depreciation)(a)	135,964,281
Total distributable earnings (loss) — net	$161,596,175

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between the book and tax cost basis of certain investments.

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin U.S. Large Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Large Cap Equity Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
January 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin U.S. Large Cap Equity Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended November 30, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$8,801,999
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$4,168,705
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$4,219,777
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$102,041
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$5,761,620
Qualified Business Income Dividends Earned	§199A	$95,639
Section 163(j) Interest Earned	§163(j)	$139,177
Interest Earned from Federal Obligations	Note (1)	$139,177
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Franklin U.S. Large Cap Equity Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin U.S. Large Cap Equity Fund

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Franklin
U.S. Large Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Large Cap Equity Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin U.S. Large Cap Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90646-AFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026